Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information regarding the Company’s performance and the "compensation actually paid" to our principal executive officer ("PEO") and our non-PEO NEOs, as calculated in accordance with SEC disclosure rules:

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total Compensation for PEO(2)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Company Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (in thousands)(5)	Adjusted EBITDA (in thousands)(6)
2023	$5,077,632	$6,721,104	$1,418,419	$1,664,253	$315.89	$155.76	$332,991	$665,696
2022	5,079,038	6,202,174	1,781,738	2,050,302	272.13	121.96	273,442	566,921
2021	4,134,614	10,187,373	1,439,689	2,720,299	140.28	141.14	105,560	319,371

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Mr. Turner was the PEO for all years presented. Mr. Deakin and Mr. Apolinsky were the non-PEO NEOs for fiscal years 2021 and 2022. Mr. Deakin, Mr. Apolinsky, Ms. Dobbs and Mr. Hendren were the non-PEO NEOs for fiscal year 2023.
Peer Group Issuers, Footnote	Amounts reported in these columns represent the cumulative total shareholder return of GMS Inc. common stock and the cumulative total return of our peer group, the S&P 500 Select Sector SPDR (XLI), for purposes of this table, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the fiscal year ended April 30, 2023. The total shareholder return for each investment assumes that $100 was invested in GMS Inc. common stock and the respective index at the beginning of the three-year period, including reinvestment of any dividends. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 5,077,632	$ 5,079,038	$ 4,134,614
PEO Actually Paid Compensation Amount	$ 6,721,104	6,202,174	10,187,373
Adjustment To PEO Compensation, Footnote
The following table presents a reconciliation of the amounts reported in the Summary Compensation Table to the compensation actually paid to our PEO and other non-PEO NEOs:

	PEO			Average Non-PEO NEOs
Reconciliation	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$5,077,632	$5,079,038	$4,134,614	$1,418,419	$1,781,738	$1,439,689
Less: Grant date fair value of stock awards granted in fiscal year(a)	(1,549,962)	(1,499,988)	(1,149,991)	(303,423)	(324,971)	(281,242)
Less: Grant date fair value of option awards granted in fiscal year(a)	(1,549,993)	(1,499,986)	(1,149,997)	(303,423)	(324,984)	(281,247)
Plus: Year-end fair value of outstanding and unvested stock awards granted in fiscal year(b)	1,672,070	1,463,961	2,145,374	332,800	317,165	524,673
Plus: Change in fair value of prior year stock awards that are unvested and outstanding(b)	371,179	245,895	1,280,330	54,806	49,763	230,414
Plus: Change in fair value of prior year stock awards that vested in the fiscal year(b)	222,784	150,546	50,306	30,000	46,481	32,595
Plus: Year-end fair value of outstanding and unvested option awards granted in fiscal year(b)	1,583,862	1,539,204	2,687,414	317,508	333,481	657,243
Plus: Change in fair value of prior year options that are unvested and outstanding(b)	548,300	519,665	2,017,873	82,058	103,907	354,442
Plus: Change in fair value of prior year options that vested in the fiscal year(b)	345,232	203,839	171,450	35,508	67,722	43,732
Compensation Actually Paid	$6,721,104	$6,202,174	$10,187,373	$1,664,253	$2,050,302	$2,720,299
___________________________________
(a)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
	(b)Fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. Fair value of stock awards was determined using the closing stock price of our common stock on the applicable measurement dates. Fair value of stock options was determined using the Black-Scholes methodology on the applicable measurement dates.
Non-PEO NEO Average Total Compensation Amount	$ 1,418,419	1,781,738	1,439,689
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,664,253	2,050,302	2,720,299
Adjustment to Non-PEO NEO Compensation Footnote
The following table presents a reconciliation of the amounts reported in the Summary Compensation Table to the compensation actually paid to our PEO and other non-PEO NEOs:

	PEO			Average Non-PEO NEOs
Reconciliation	2023	2022	2021	2023	2022	2021
Summary Compensation Table Total	$5,077,632	$5,079,038	$4,134,614	$1,418,419	$1,781,738	$1,439,689
Less: Grant date fair value of stock awards granted in fiscal year(a)	(1,549,962)	(1,499,988)	(1,149,991)	(303,423)	(324,971)	(281,242)
Less: Grant date fair value of option awards granted in fiscal year(a)	(1,549,993)	(1,499,986)	(1,149,997)	(303,423)	(324,984)	(281,247)
Plus: Year-end fair value of outstanding and unvested stock awards granted in fiscal year(b)	1,672,070	1,463,961	2,145,374	332,800	317,165	524,673
Plus: Change in fair value of prior year stock awards that are unvested and outstanding(b)	371,179	245,895	1,280,330	54,806	49,763	230,414
Plus: Change in fair value of prior year stock awards that vested in the fiscal year(b)	222,784	150,546	50,306	30,000	46,481	32,595
Plus: Year-end fair value of outstanding and unvested option awards granted in fiscal year(b)	1,583,862	1,539,204	2,687,414	317,508	333,481	657,243
Plus: Change in fair value of prior year options that are unvested and outstanding(b)	548,300	519,665	2,017,873	82,058	103,907	354,442
Plus: Change in fair value of prior year options that vested in the fiscal year(b)	345,232	203,839	171,450	35,508	67,722	43,732
Compensation Actually Paid	$6,721,104	$6,202,174	$10,187,373	$1,664,253	$2,050,302	$2,720,299
___________________________________
(a)The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
	(b)Fair values of unvested and outstanding equity awards were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies that are generally consistent with those used to estimate fair value at grant under U.S. GAAP. Fair value of stock awards was determined using the closing stock price of our common stock on the applicable measurement dates. Fair value of stock options was determined using the Black-Scholes methodology on the applicable measurement dates.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA
Working Capital Turns
Total Shareholder Return

Total Shareholder Return Amount	$ 315.89	272.13	140.28
Peer Group Total Shareholder Return Amount	155.76	121.96	141.14
Net Income (Loss)	$ 332,991,000	$ 273,442,000	$ 105,560,000
Company Selected Measure Amount	665,696,000	566,921,000	319,371,000
PEO Name	Mr. Turner
Additional 402(v) Disclosure	Amounts reported in these columns represent the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEO and the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our non-PEO NEOs.Amounts shown for compensation actually paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by our PEO or other non-PEO NEOs during the applicable fiscal year. These amounts reflect total compensation as set forth in the Summary Compensation Table with equity award value adjustments for the applicable year. A reconciliation of the adjustments for our PEO and for the average of our non-PEO NEOs is set forth following the footnotes to this table.Amounts represent consolidated net income as reported in our Annual Report on Form 10-K for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to compensation actually paid to our PEO and non-PEO NEOs in 2023. Adjusted EBITDA, as we define it, is an amount equal to net income (loss) plus interest expense and related items, income taxes, stock compensation, depreciation and amortization, further adjusted to exclude other non-cash items and certain other adjustments. See Appendix A for a reconciliation of Adjusted EBITDA to the most comparable measure reported in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Working Capital Turns
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,549,962)	$ (1,499,988)	$ (1,149,991)
PEO | Options Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,549,993)	(1,499,986)	(1,149,997)
PEO | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,672,070	1,463,961	2,145,374
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	371,179	245,895	1,280,330
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,784	150,546	50,306
PEO | Options Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,583,862	1,539,204	2,687,414
PEO | Options Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	548,300	519,665	2,017,873
PEO | Options Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,232	203,839	171,450
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,423)	(324,971)	(281,242)
Non-PEO NEO | Options Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(303,423)	(324,984)	(281,247)
Non-PEO NEO | Equity Awards Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,800	317,165	524,673
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,806	49,763	230,414
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,000	46,481	32,595
Non-PEO NEO | Options Granted During Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,508	333,481	657,243
Non-PEO NEO | Options Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,058	103,907	354,442
Non-PEO NEO | Options Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 35,508	$ 67,722	$ 43,732